Regulatory Matters and Insurance of Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Information Concerning Regulatory Capital of the Bank

The following table sets forth certain information concerning regulatory capital of the Bank:

(Dollar amounts in thousands)	Actual		For Capital Adequacy Purposes:		To Be Well Capitalized Under Prompt Corrective Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2013:
Total Capital	$171,660	15.94%	$86,170	8.00%	$107,713	10.00%
(to Risk Weighted Assets)
Tier 1 Leverage Capital	$164,710	9.11%	$72,305	4.00%	$90,381	5.00%
(to Adjusted Tangible Assets)
Tier 1 Risk Based Capital	$164,710	15.29%	$43,085	4.00%	$64,628	6.00%
(to Risk Weighted Assets)

As of December 31, 2012:
Total Capital	$164,082	15.21%	$86,309	8.00%	$107,886	10.00%
(to Risk Weighted Assets)
Tier 1 Leverage Capital	$157,313	8.70%	$72,355	4.00%	$90,444	5.00%
(to Adjusted Tangible Assets)
Tier 1 Risk Based Capital	$157,313	14.58%	$43,154	4.00%	$64,732	6.00%
(to Risk Weighted Assets)